Property and Equipment, Net (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property and Equipment (Textual)
Depreciation expense	$ 1,261	$ 1,175	$ 1,046